Money Market Funds (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
Schedule of money market funds

The following table presents money market funds at their level within the fair value hierarchy at September 30, 2016 and December 31, 2015 (in thousands):

	Total	Level 1	Level 2	Level 3

September 30, 2016 (unaudited):
Money market funds	$17,546	$17,546	$—	$—

December 31, 2015:
Money market funds	$15,721	$15,721	$—	$—

The following table presents money market funds at their level within the fair value hierarchy at December 31, 2015 and 2014(in thousands).

	Total	Level 1	Level 2	Level 3

December 31, 2015:
Money market funds	$15,721	$15,721	$—	$—

December 31, 2014:
Money market funds	$34,000	$34,000	$—	$—